Redeemable Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock
Schedule of redeemable convertible preferred stock

	Shares	Original
	Issued	Issue
	and	Price Per	Carrying	Liquidation
Preferred Stock Series	Outstanding	Share	Value (1)	Amount
Series A-1	4,526,703	$4.6557	$20,983,596	$21,074,971
Series A-2	55,135	3.6274	192,134	199,997
Series A-3	2,004,043	1.9236	3,854,790	3,854,977
Totals	6,585,881		$25,030,520	$25,129,945
(1)	Amounts are net of issuance costs $86,667 for Series A-1, $12,758 for Series A-2 and $0 for Series A-3.

	Shares Issued	Original
	and	Issue Price	Carrying	Liquidation
Preferred Stock Series	Outstanding	Per Share	Value(1)	Amount
Series A-1	4,526,703	$4.6557	$20,983,596	$21,074,971
Series A-2	55,135	3.6274	192,134	199,997
Series A-3	2,004,043	1.9236	3,854,790	3,854,977
Totals	6,585,881		$25,030,520	$25,129,945